Consolidated Statement of Changes in Equity Consolidate Statement of Changes in Equity Parenthetical (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Dividends, Per Share, Cash Paid	$ 0.68	$ 0.68	$ 0.68
Duke Realty Limited Partnership [Member]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.68	$ 0.68	$ 0.68